Withholding Taxes Receivables, Net - Schedule of Withholding Tax Receivables, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Schedule of Withholding Tax Receivables, Net [Abstract]
Balance at January 1,	$ 2,361,786	$ 2,224,846
Addition	780,352	771,906
Collection		(625,052)
Provision for receivables	(149,838)	(4,339)
Exchange difference	235,826	(5,575)
Balance at December 31,	$ 3,228,126	$ 2,361,786